Rental Expense And Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Rental Expense And Commitments [Abstract]
Net rental expense	$ 97.9	$ 100.4	$ 104.5
Income from subleases	9.8	11.2	14.6
Minimum net rental commitments under noncancelable operating leases in 2012	67.8
Minimum net rental commitments under noncancelable operating leases in 2013	56.3
Minimum net rental commitments under noncancelable operating leases in 2014	46.5
Minimum net rental commitments under noncancelable operating leases in 2015	37.2
Minimum net rental commitments under noncancelable operating leases in 2016	26.3
Minimum net rental commitments under noncancelable operating leases, thereafter	63.2
Future minimum sublease rentals	39.6
Idle leases rental commitments	9.4
Standby letters of credit and surety bonds outstanding	324
Deposits and collateralized assets	$ 57